Trade Accounts Receivable, Net	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Trade Accounts Receivable, Net
11	TRADE ACCOUNTS RECEIVABLES, NET

At December 31 this account comprises:

	2017		2018
	Current	Non-current	Current	Non-current
Invoice receivables	459,722	819,699	907,007	469,510
Unbilled receivables	1,069,299	87,888	113,464	550,557

	1,529,021	907,587	1,020,471	1,020,067
(-) Impairment of account receivables	(13,348)	—	(12,643)	—

	1,515,673	907,587	1,007,828	1,020,067

The fair value of current receivables is similar to their carrying amount since their average collection turnover is less than 60 days. These current receivables do not bear interest and have no specific guarantees.

The non-current portion of the trade accounts receivable is related to the financial asset model (Note 2.5) of subsidiary GyM Ferrovias S.A.

At December 31, 2018, the fair value of non-current accounts receivable amounted to S/1,060 million (S/835 million at December 31, 2017), which was calculated under the discounted cash flows method, using rates of 7.33% (6.33% at December 31, 2017).

Unbilled receivables are documents related to estimates for services rendered that were not billed by the Engineering and Construction segment related to estimates of the completion advance percentage. Until such revenues are billed, they are recorded in the unbilled receivables account. As of December 31, 2018, the carrying value of non-current unbilled receivables is similar to their fair value, as they were recorded using the discounted cash flow method, using a rate of 1.71%.

Rights for concessions in progress correspond to future collection rights for public service concessions that are still in the pre-operational stage.

At December 31, 2018, current and non-current unbilled receivables mainly from the following subsidiaries are as follows:

Unbilled receivables	2017	2018
GyM S.A.	581,946	14,455
GyM Ferrovias	354,763	558,179
Concar S.A.	52,508	38,770
Survial S.A.	30,647	19,138
GMI S.A.	19,699	26,622
Norvial S.A.	7,057	2,885
Cam Holding SPA	85,366	—
Others	25,201	3,972

	1,157,187	664,021

Aging of trade accounts receivable is as follows:

	2017	2018
Current	2,157,656	1,866,913
Past due up to 30 days	118,158	37,750
Past due from 31 days up to 180 days	141,120	25,854
Past due from 181 days up to 360 days	1,962	17,660
Past due over 360 days	17,712	92,361

	2,436,608	2,040,538

The Group has recognized impairment amounting to S/3.1 million (S/0.7 million in 2017 and S/3.1 in 2016) in the consolidated statement of income (Note 27). The maximum exposure to credit risk at the reporting date is the carrying amount of the accounts receivable and unbilled work in progress (Note 12).